Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events

Subsequent Collection of Accounts Receivable

As of the date of issuance of the consolidated financial statements, the Group has collected $2,220,175 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 90.5% of the total balance of accounts receivable as of June 30, 2025, which are all aged within one year. The collection of accounts receivable was immediately used to settle the accounts payable, which mainly included the contract fees payable for the development of intangible assets.

Ordinary Share Subscription Agreements

On October 2, 2025, the Company entered into a subscription agreement (the “Youth Spring Subscription Agreement”) with Youth Spring Limited, a Samoa company (“Youth Spring”). Pursuant to the Youth Spring Subscription Agreement, Youth Spring agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Youth Spring, Ordinary Shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $500,000, in accordance with Regulation S under the Securities Act of 1933, as amended (“Regulation S”).

On October 20, 2025, the Company entered into a subscription agreement (the “Fulberto Subscription Agreement”) with Fulberto Limited, a British Virgin Islands company (“Fulberto”). Pursuant to the Fulberto Subscription Agreement, Fulberto agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Fulberto, Ordinary Shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $1,000,000, in accordance with Regulation S.

On November 15, 2025, the Company entered into a subscription agreement (the “Fountain Subscription Agreement”) with FountainX Ltd., a British Virgin Islands company (“FountainX”). Pursuant to the Fountain Subscription Agreement, FountainX agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to FountainX, Ordinary Shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $1,240,000, in accordance with Regulation S.

The Group has evaluated the impact of events that have occurred subsequent to June 30, 2025, through November 17, 2025, the issuance date of consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except for the event as discussed above.